International Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loans:
Accrued interest receivable	$ 32,002,000	$ 35,660,000
International banking services
Loans:
Commercial	185,287,000	195,208,000
Others	44,718,000	50,417,000
Total loans	230,005,000	245,625,000
Less allowance for probable loan losses	(1,359,000)	(437,000)
Net loans	228,646,000	245,188,000
Accrued interest receivable	1,064,000	1,331,000
Outstanding standby and commercial letters of credit	132,567,000
Revenues	$ 9,870,000	$ 11,423,000	$ 13,681,000